EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Regis- tered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class X
SW 2014-NPL1 Trust		The United States Department of Housing & Urban Development[1]	799	$122,289,261.21[2]	48%	0	0	0	1	$221,275.16	.01%	0	0	0	0	0	0	0	0	0	0	0	0
		FannieMae[1]	535	$131,585,159.22[2]	52%	16	$2,942,596.44[2]	2.2%	0	$0.00	0	15	2,759,832.01	2%	1	$182,764.43	.01%	0	0	0	0	0	0
Total			1334	$253,874,420.43[2]	100%	16	$2,942,596.44[2]	1.1%	1	$221,275.16[2]	.01%	15	2,759,832.01	1%	1	$182,764.43	.01%	#		$0	#		$0

1 Entity providing the loan representations and warranties.
2 Based on the unpaid principal balance as of the most recent quarter end.